ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RESERVE INVESTMENT FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

ASSET BACKED SECURITIES 0.5%
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A1A
5.44%, 9/20/07	3,815	3,815
Ford Credit Auto Owner Trust
Series 2006-B, Class A1
5.405%, 9/15/07	1,794	1,794
GS Auto Loan Trust
Series 2006-1, Class A1
5.514%, 8/15/07	4,074	4,074
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.30%, 3/15/07 (1)	18,500	18,500
JPMorgan Auto Receivables Trust
Series 2006-A, Class A1
5.39%, 10/15/07 (1)	2,885	2,885
Permanent Financing
Series 9A, Class 1A, VR
5.29%, 3/10/07 (1)	16,800	16,800
Pinnacle Capital Asset Trust
Series 2006-A, Class A1, VR
5.415%, 11/25/07	8,882	8,882
Total Asset Backed Securities (Cost $56,750)		56,750

BANK NOTE 2.9%
American Express Bank, VR, 5.29%, 12/13/07	48,000	48,000
American Express Centurion Bank, VR, 5.41%, 7/19/07	3,000	3,001
Bank of America, 5.30%, 3/30/07	40,000	40,000
Bank of America, 5.325%, 5/9/07	67,000	67,000
HSBC Bank, VR, 5.435%, 9/21/07	27,000	27,015
Keybank, VR, 5.38%, 8/8/07	37,000	37,008
M&I Marshall & Ilsley Bank, 5.162%, 12/17/07	34,000	33,967
National City Bank, VR, 5.34%, 4/4/07	7,000	7,000
Southtrust Bank, VR, 5.42%, 6/14/07	3,300	3,301
U.S. Bank, VR, 5.383%, 9/10/07	15,000	15,005
U.S. Bank, VR, 5.39%, 10/1/07	10,000	10,003
Westpac Banking, VR, 5.42%, 5/25/07 (1)	20,000	20,004
Total Bank Note (Cost $311,304)		311,304
CERTIFICATES OF DEPOSIT 23.9%
Domestic 5.3% (2)
Branch Banking & Trust, 5.29%, 7/9/07	81,000	81,000
Citibank, 5.31%, 5/21/07	68,000	68,000
Countrywide Bank, VR, 5.35%, 3/16/07	22,500	22,500
Credit Suisse First Boston, VR, 5.295%, 7/19/07	42,000	42,000
DEPFA Bank, 5.32%, 3/15/07	26,000	26,000
DEPFA Bank, 5.32%, 7/12/07	13,000	13,000
Dexia Credit, VR, 5.26%, 6/11/07	120,000	119,990
Manufacturers and Traders Trust, VR, 5.30%, 3/30/07	41,750	41,750
Manufacturers and Traders Trust, VR, 5.30%, 6/15/07	13,000	12,999
Mercantile Safe Deposit & Trust, VR, 5.28%, 5/22/07	6,000	6,000
PNC Bank, VR, 5.28%, 5/23/07	9,500	9,500
SunTrust Bank, VR, 5.265%, 9/14/07	48,200	48,194
SunTrust Bank, VR, 5.265%, 9/27/07	10,000	9,998
SunTrust Bank, VR, 5.29%, 10/29/07	15,400	15,400
Wilmington Trust, 5.32%, 5/15/07	58,000	58,000
		574,331
Eurodollar 3.5% (3)
Alliance & Leicester, 5.30%, 5/9/07	35,000	34,999
Bank of Nova Scotia, 5.275%, 3/26/07	64,000	64,000
Deutsche Bank, 5.31%, 5/8/07	84,000	84,001
DNB NOR Bank, 5.32%, 4/30/07	18,000	18,000
Intesa Sanpaolo, 5.33%, 8/13/07	6,000	6,000
KBC Bank, 5.70%, 3/29/07	40,000	40,003
Northern Rock, 5.33%, 8/13/07	51,000	51,000
Societe Generale, 5.275%, 10/1/07	23,000	23,000
Unicredito Italiano, 5.325%, 7/11/07	61,000	61,000
		382,003
Yankee 15.1% (4)
ABN AMRO Bank, 5.40%, 1/16/08	59,000	59,000
Allied Irish Bank, VR, 5.34%, 8/8/07	33,000	33,004
Allied Irish Bank, VR, 5.341%, 6/18/07	44,000	44,002
Banco Bilbao Vizcaya, VR, 5.31%, 6/20/07	78,750	78,744
Bank of Ireland, 5.34%, 8/8/07	46,000	46,000
Bank of Montreal, 5.27%, 3/22/07	76,000	76,000
Barclays Bank, 5.32%, 3/19/07	72,000	72,000
Barclays Bank, 5.32%, 6/18/07	50,000	50,000
BNP Paribas, VR, 5.258%, 3/6/07	30,000	30,000
BNP Paribas, VR, 5.30%, 10/3/07	25,000	24,995
BNP Paribas, VR, 5.33%, 2/19/08 (1)	60,000	60,000
Calyon, VR, 5.30%, 9/13/07	45,000	44,993
Calyon, VR, 5.30%, 10/3/07	22,500	22,497
Canadian Imperial Bank of Commerce, 5.28%, 3/29/07	14,000	14,000
Canadian Imperial Bank of Commerce, VR, 5.41%, 6/15/07	6,530	6,532
Canadian Imperial Bank of Commerce, VR, 5.41%, 8/23/07	9,000	9,003
Canadian Imperial Bank of Commerce, VR, 5.42%, 4/27/07	34,000	34,004
Credit Suisse First Boston, VR, 5.31%, 3/28/07	12,000	12,000
Fortis Bank, 5.33%, 8/22/07	59,000	59,000
Fortis Bank, VR, 5.27%, 10/15/07	30,000	29,996
HBOS Treasury Services, 5.345%, 8/31/07	38,000	38,000
Lloyds TSB Bank, 5.27%, 3/26/07	127,000	127,000
National Bank of Canada, 5.32%, 7/12/07	49,000	49,000
Natixis, 5.335%, 8/8/07	12,000	12,000
Natixis, 5.34%, 8/14/07	5,000	5,000
Natixis, 5.375%, 1/9/08	80,000	80,000
Rabobank Nederland, 5.27%, 3/26/07	57,000	57,000
Rabobank Nederland, 5.32%, 5/16/07	40,000	40,001
Rabobank Nederland, 5.32%, 5/16/07	50,000	50,000
Royal Bank of Scotland, 5.095%, 3/6/07	15,350	15,349
Royal Bank of Scotland, 5.26%, 3/2/07	44,000	44,000
Royal Bank of Scotland, 5.28%, 3/30/07	19,000	19,000
Societe Generale, 5.09%, 3/6/07	24,350	24,349
Societe Generale, VR, 5.265%, 9/21/07	34,500	34,495
Swedbank, VR, 5.315%, 9/17/07	23,000	22,997
Toronto-Dominion Bank, 5.365%, 10/26/07	29,000	29,012
Toronto-Dominion Bank, 5.425%, 6/8/07	50,000	50,001
UBS, 5.33%, 8/8/07	95,000	95,000
UBS, 5.33%, 8/14/07	33,000	33,000
		1,630,974
Total Certificates of Deposit (Cost $2,587,308)		2,587,308
COMMERCIAL PAPER 47.8%
4(2) 34.2%
Abbott Laboratories, 5.21%, 3/21/07	89,000	88,742
Air Products & Chemicals, 5.24%, 3/1/07	19,840	19,840
Air Products & Chemicals, 5.24%, 3/2/07	18,796	18,793
Alliance & Leicester, 5.26%, 3/20/07	7,500	7,479
Allied Irish Bank, 5.25%, 4/10/07	12,000	11,930
Alpine Securitization, 5.26%, 3/8/07	50,000	49,949
Alpine Securitization, 5.26%, 3/9/07	79,000	78,908
Alpine Securitization, 5.26%, 3/12/07	19,000	18,969
Alpine Securitization, 5.26%, 3/16/07	1,800	1,796
Atlantic Asset Securitization, 5.26%, 3/2/07	4,270	4,269
Atlantic Asset Securitization, 5.26%, 3/6/07	20,000	19,985
Atlantic Asset Securitization, 5.26%, 3/8/07	1,000	999
Atlantic Asset Securitization, 5.26%, 3/13/07	71,500	71,375
Atlantic Asset Securitization, 5.26%, 3/16/07	12,600	12,572
Atlantic Asset Securitization, 5.26%, 3/16/07	1,024	1,022
Atlantic Asset Securitization, 5.26%, 3/22/07	17,216	17,163
Atlantic Asset Securitization, 5.26%, 3/23/07	6,000	5,981
Atlantic Asset Securitization, 5.26%, 3/26/07	14,079	14,028
Atlantic Asset Securitization, 5.26%, 4/27/07	3,000	2,975
Atlantic Asset Securitization, 5.27%, 3/20/07	3,089	3,080
Australia & New Zealand Banking Group, 5.26%, 3/13/07	2,300	2,296
BA Credit Card Trust, 5.25%, 4/19/07 (1)	17,000	16,879
BA Credit Card Trust, 5.25%, 5/2/07 (1)	32,000	31,711
BA Credit Card Trust, 5.25%, 5/7/07 (1)	78,300	77,535
BA Credit Card Trust, 5.25%, 5/14/07 (1)	1,300	1,286
BA Credit Card Trust, 5.25%, 5/15/07 (1)	19,000	18,792
BASF, 5.24%, 4/10/07	49,000	48,715
BASF, 5.24%, 4/10/07	6,400	6,363
BASF, 5.25%, 4/3/07	3,000	2,986
BASF, 5.25%, 4/12/07	1,011	1,005
Cafco, 5.25%, 3/9/07	53,100	53,038
Cafco, 5.25%, 3/12/07	10,000	9,984
Cafco, 5.25%, 3/21/07	3,000	2,991
Cafco, 5.25%, 3/27/07	14,800	14,744
Cafco, 5.25%, 4/12/07	16,000	15,902
Cafco, 5.26%, 3/8/07	3,575	3,571
Cafco, 5.26%, 3/9/07	22,470	22,444
Cafco, 5.26%, 3/19/07	18,500	18,451
Cargill Global Funding, 5.25%, 3/26/07	36,079	35,947
Chariot Funding, 5.25%, 4/23/07 (1)	10,000	9,923
Chariot Funding, 5.26%, 3/1/07 (1)	26,059	26,059
Chariot Funding, 5.26%, 3/6/07 (1)	7,800	7,794
Chariot Funding, 5.26%, 3/12/07 (1)	73,000	72,883
Chariot Funding, 5.26%, 4/3/07 (1)	14,000	13,933
Chariot Funding, 5.26%, 4/9/07 (1)	4,868	4,840
Ciesco, 5.25%, 3/7/07	45,500	45,460
Ciesco, 5.25%, 3/12/07	23,500	23,462
Ciesco, 5.25%, 3/13/07	9,000	8,984
Ciesco, 5.25%, 3/27/07	15,000	14,943
Ciesco, 5.25%, 3/29/07	40,000	39,837
Ciesco, 5.26%, 3/27/07	3,850	3,835
Citibank Credit Card Issuance, 5.25%, 4/19/07	47,000	46,664
Citibank Credit Card Issuance, 5.26%, 3/20/07	22,000	21,939
Citibank Credit Card Issuance, 5.26%, 3/23/07	18,000	17,942
Citibank Credit Card Issuance, 5.26%, 4/2/07	50,000	49,766
CRC Funding, 5.25%, 3/16/07	16,875	16,838
CRC Funding, 5.25%, 4/18/07	19,000	18,867
CRC Funding, 5.255%, 3/7/07	44,000	43,961
CRC Funding, 5.26%, 3/5/07	36,000	35,979
CRC Funding, 5.26%, 3/19/07	31,000	30,919
Danske, 5.25%, 3/8/07	36,000	35,963
Danske, 5.25%, 3/9/07	23,821	23,793
Danske, 5.26%, 3/19/07	2,000	1,995
Emerson Electric, 5.24%, 3/8/07	37,000	36,962
Fairway Finance, 5.25%, 3/16/07	15,000	14,967
Falcon Asset Securitization, 5.26%, 3/5/07	18,666	18,655
Falcon Asset Securitization, 5.26%, 3/6/07	18,500	18,487
Falcon Asset Securitization, 5.26%, 3/7/07	30,000	29,974
Falcon Asset Securitization, 5.26%, 3/8/07	14,000	13,986
Falcon Asset Securitization, 5.26%, 3/9/07	14,000	13,984
Falcon Asset Securitization, 5.26%, 3/13/07	2,825	2,820
Falcon Asset Securitization, 5.26%, 3/16/07	6,000	5,987
Falcon Asset Securitization, 5.26%, 3/23/07	50,000	49,839
Grampian Funding, 5.25%, 3/20/07	130,700	130,338
Hartford Financial Services, 5.25%, 3/26/07 (1)	8,000	7,971
Hartford Financial Services, 5.25%, 4/27/07 (1)	30,000	29,751
IXIS Commercial Paper, 5.25%, 4/5/07 (1)	5,000	4,975
IXIS Commercial Paper, 5.25%, 4/27/07 (1)	100,000	99,169
IXIS Commercial Paper, 5.26%, 3/8/07 (1)	24,000	23,975
Jupiter Securitization, 5.25%, 3/15/07 (1)	4,713	4,703
Jupiter Securitization, 5.26%, 3/5/07 (1)	44,775	44,749
Jupiter Securitization, 5.26%, 3/7/07 (1)	7,215	7,209
Jupiter Securitization, 5.26%, 3/16/07 (1)	14,000	13,969
Jupiter Securitization, 5.26%, 3/20/07 (1)	28,000	27,922
Jupiter Securitization, 5.26%, 3/26/07 (1)	50,000	49,817
KFW International Finance, 5.24%, 3/2/07	100,234	100,219
KFW International Finance, 5.24%, 3/9/07	28,000	27,967
MassMutual Funding, 5.25%, 3/19/07	25,000	24,934
MassMutual Funding, 5.25%, 3/20/07	18,500	18,449
MassMutual Funding, 5.25%, 3/21/07	10,200	10,170
MassMutual Funding, 5.25%, 3/26/07	21,000	20,923
Nationwide Building Society, 5.25%, 3/9/07 (1)	43,000	42,950
Nationwide Building Society, 5.26%, 3/15/07 (1)	4,350	4,341
New York Life Capital, 5.24%, 4/3/07	9,416	9,371
New York Life Capital, 5.24%, 4/19/07	12,142	12,055
Northern Rock, 5.25%, 4/20/07 (1)	13,000	12,905
Old Line Funding, 5.25%, 3/2/07	13,490	13,488
Old Line Funding, 5.25%, 3/22/07	12,000	11,963
Old Line Funding, 5.26%, 3/1/07	6,980	6,980
Old Line Funding, 5.26%, 3/9/07	15,500	15,482
Old Line Funding, 5.26%, 3/20/07	7,000	6,981
Old Line Funding, 5.26%, 3/23/07	20,600	20,534
Old Line Funding, 5.26%, 3/26/07	13,712	13,662
Old Line Funding, 5.26%, 4/10/07	4,171	4,147
Old Line Funding, 5.26%, 4/12/07	19,659	19,538
Old Line Funding, 5.26%, 4/13/07	35,763	35,538
Ranger Funding, 5.26%, 3/16/07	8,500	8,481
Ranger Funding, 5.26%, 3/27/07	10,000	9,962
Ranger Funding, 5.26%, 3/30/07	14,800	14,737
Ranger Funding, 5.26%, 4/3/07	33,000	32,841
Ranger Funding, 5.26%, 4/5/07	23,110	22,992
Ranger Funding, 5.26%, 4/10/07	57,000	56,667
Sanofi Aventis, 5.25%, 3/9/07 (1)	36,442	36,400
Sheffield Receivables Corporation, 5.25%, 4/23/07	7,000	6,946
Sheffield Receivables Corporation, 5.26%, 3/1/07	5,083	5,083
Sheffield Receivables Corporation, 5.26%, 3/6/07	50,000	49,964
Sheffield Receivables Corporation, 5.26%, 3/7/07	24,000	23,979
Sheffield Receivables Corporation, 5.26%, 3/15/07	4,000	3,992
Sheffield Receivables Corporation, 5.26%, 3/28/07	5,800	5,777
Sheffield Receivables Corporation, 5.26%, 4/12/07	49,000	48,699
Sigma Finance, 5.25%, 3/2/07	20,000	19,997
Solitaire, 5.25%, 4/4/07 (1)	16,200	16,120
Solitaire, 5.25%, 4/23/07 (1)	50,000	49,614
Solitaire, 5.25%, 4/27/07 (1)	35,000	34,709
Solitaire, 5.26%, 3/16/07 (1)	11,500	11,475
Solitaire, 5.26%, 3/16/07 (1)	30,000	29,934
Southern Company, 5.25%, 3/7/07	38,000	37,967
Sysco, 5.25%, 3/2/07	15,955	15,953
Total Capital, 5.22%, 3/2/07	86,000	85,988
Total Capital, 5.31%, 3/1/07	10,365	10,365
Tulip Funding, 5.26%, 3/26/07	59,000	58,785
Unilever Capital, 5.21%, 3/8/07	19,500	19,480
Unilever Capital, 5.21%, 3/16/07	4,000	3,991
Unilever Capital, 5.21%, 3/30/07	10,000	9,958
United Technologies, 5.23%, 3/26/07	31,266	31,152
United Technologies, 5.24%, 3/5/07	35,000	34,980
Variable Funding Capital, 5.25%, 3/16/07	10,000	9,978
Variable Funding Capital, 5.26%, 3/2/07	47,300	47,293
Variable Funding Capital, 5.26%, 3/13/07	50,000	49,912
Wal-Mart Funding, 5.25%, 5/24/07	125,500	123,963
Yorktown Capital, 5.255%, 3/21/07	44,500	44,370
Yorktown Capital, 5.26%, 3/28/07	12,482	12,433
Yorktown Capital, 5.26%, 3/30/07	5,000	4,979
Yorktown Capital, 5.26%, 4/5/07	50,000	49,744
Yorktown Capital, 5.26%, 4/11/07	24,000	23,856
Yorktown Capital, 5.27%, 3/8/07	6,000	5,994
		3,703,390
Non-4(2) 13.6%
Bank of America, 5.25%, 3/20/07	1,291	1,287
Bank of America, 5.26%, 3/9/07	1,100	1,099
Bank of America, 5.26%, 3/13/07	9,980	9,963
Bank of America, 5.26%, 3/15/07	1,875	1,871
Bank of America, 5.27%, 3/9/07	1,800	1,798
Capital One Multi-Asset Executive Trust, 5.25%, 4/24/07	25,000	24,803
Capital One Multi-Asset Executive Trust, 5.26%, 3/13/07	24,000	23,958
CBA Finance, 5.25%, 3/19/07	9,000	8,976
Citigroup Funding, 5.26%, 5/2/07	81,000	80,266
DaimlerChrysler Revolving Auto, 5.25%, 3/19/07	12,883	12,849
DaimlerChrysler Revolving Auto, 5.25%, 3/22/07	24,749	24,673
DaimlerChrysler Revolving Auto, 5.25%, 3/27/07	4,000	3,985
DaimlerChrysler Revolving Auto, 5.25%, 4/11/07	8,900	8,847
DaimlerChrysler Revolving Auto, 5.25%, 4/17/07	5,050	5,015
DaimlerChrysler Revolving Auto, 5.25%, 4/18/07	20,398	20,255
DNB NOR Bank ASA, 5.24%, 4/4/07	36,993	36,810
Electricite de France, 5.25%, 3/15/07	100,000	99,796
FCAR Owner Trust, 5.25%, 4/16/07	17,000	16,886
FCAR Owner Trust, 5.25%, 4/26/07	8,875	8,803
FCAR Owner Trust, 5.25%, 5/23/07	15,000	14,818
FCAR Owner Trust, 5.26%, 3/9/07	6,059	6,052
FCAR Owner Trust, 5.26%, 3/23/07	30,000	29,904
FCAR Owner Trust II, 5.25%, 6/21/07	35,000	34,428
FCAR Owner Trust II, 5.27%, 3/21/07	28,000	27,918
FCAR Owner Trust II, 5.27%, 3/23/07	9,000	8,971
GE Capital, 5.25%, 3/7/07	8,000	7,993
Greenwich Capital Holdings, 5.25%, 4/2/07	50,000	49,767
HBOS Treasury Services, 5.26%, 3/20/07	3,725	3,715
HSBC Bank, 5.25%, 3/5/07	25,000	24,985
HSBC Bank, 5.25%, 3/9/07	4,000	3,995
International Lease Finance, 5.24%, 3/2/07	42,177	42,171
Intesa Funding, 5.25%, 3/12/07	6,900	6,889
Johns Hopkins University, 5.31%, 3/13/07	6,000	6,000
JPMorgan Chase, 5.235%, 3/22/07	50,000	49,847
K2 (USA), 5.26%, 3/19/07	7,000	6,982
K2 (USA), 5.26%, 4/11/07	10,000	9,940
K2 (USA), 5.26%, 4/24/07	6,700	6,647
K2 (USA), 5.27%, 3/20/07	9,500	9,474
Nordea North America, 5.24%, 3/9/07	9,200	9,189
Nordea North America, 5.245%, 3/29/07	43,000	42,825
Nordea North America, 5.25%, 3/5/07	1,500	1,499
Nordea North America, 5.25%, 3/19/07	6,350	6,333
Nordea North America, 5.25%, 4/9/07	3,500	3,480
NSTAR Electric, 5.24%, 3/2/07	21,500	21,497
Oesterreichisce Kontrollbank, 5.23%, 3/7/07	70,050	69,989
Oesterreichisce Kontrollbank, 5.245%, 3/23/07	15,625	15,575
Paccar Financial, 5.24%, 3/5/07	8,000	7,995
Paccar Financial, 5.24%, 3/6/07	33,499	33,475
Park Avenue Receivables, 5.26%, 3/14/07 (1)	102,800	102,605
Park Avenue Receivables, 5.26%, 3/27/07 (1)	13,000	12,951
Park Avenue Receivables, 5.27%, 3/22/07 (1)	38,000	37,883
Procter & Gamble, 5.24%, 4/25/07	65,060	64,539
Procter & Gamble, 5.25%, 3/9/07	35,800	35,758
Rabobank, 5.25%, 3/27/07	4,000	3,985
Skandinaviska Enskilda Banken, VR, 5.28%, 3/19/07 (1)	53,750	53,747
Stadshypotek (Delaware), 5.25%, 4/20/07	50,000	49,635
Stanford University, 5.25%, 3/1/07	10,000	10,000
Svenska Handelsbanken, 5.25%, 4/10/07	2,800	2,784
Toyota Credit Puerto Rico, 5.25%, 3/22/07	50,000	49,847
Toyota Motor Credit Corporation, 5.25%, 3/29/07	47,000	46,808
Whistlejacket Capital, 5.26%, 3/14/07 (1)	1,000	998
Whistlejacket Capital, 5.27%, 3/13/07 (1)	13,850	13,826
Yale University, 5.25%, 4/4/07	2,895	2,881
Yale University, 5.26%, 3/6/07	24,000	23,982
		1,466,522
Total Commercial Paper (Cost $5,169,912)		5,169,912
FUNDING AGREEMENTS 1.4%
Genworth Life Insurance, VR, 5.41%, 1/14/08 (5)	50,000	50,000
ING USA Annuity & Life Insurance, 5.37%, 3/2/07 (5)	20,000	20,000
ING USA Annuity & Life Insurance, 5.37%, 3/22/07 (5)	40,000	40,000
Transamerica Occidental Life Insurance, VR, 5.47%, 4/1/08 (5)	40,000	40,000
Total Funding Agreements (Cost $150,000)		150,000
MEDIUM-TERM NOTES 17.9%
Abbey National Treasury Services, VR, 5.374%, 6/29/07	9,500	9,501
Alliance & Leicester, VR, 5.33%, 3/7/08 (1)	15,810	15,812
Allstate Life Global Funding II, VR, 5.30%, 3/4/08	15,000	15,001
Allstate Life Global Funding II, VR, 5.34%, 5/21/07	43,000	43,005
American Honda Finance, VR, 5.323%, 12/6/07 (1)	5,000	5,000
American Honda Finance, VR, 5.33%, 11/9/07 (1)	7,000	7,000
American Honda Finance, VR, 5.39%, 7/23/07	5,000	5,001
American Honda Finance, VR, 5.46%, 4/13/07	1,150	1,150
American Honda Finance, VR, 5.47%, 3/8/07	17,125	17,125
Anglo Irish Bank, VR, 5.35%, 3/5/08 (1)	35,250	35,250
Australia & New Zealand Banking, VR, 5.32%, 3/20/08 (1)	38,050	38,056
Australia & New Zealand Banking, VR, 5.32%, 3/20/08 (1)	12,000	12,002
Australia & New Zealand Banking, VR, 5.336%, 3/5/08 (1)	35,000	35,000
Banco Santander Totta, VR, 5.32%, 3/14/08 (1)	40,000	40,000
Bank of Ireland, VR, 5.30%, 3/19/08	43,000	43,000
Bank One, VR, 5.56%, 10/1/07	3,600	3,605
Bear Stearns Companies, VR, 5.31%, 3/14/08	10,750	10,750
Bear Stearns Companies, VR, 5.36%, 3/14/08	23,500	23,500
BMW US Capital, VR, 5.30%, 3/5/08 (1)	45,000	45,000
Calyon, VR, 5.33%, 8/10/07	34,000	33,997
Calyon, VR, 5.33%, 8/10/07	10,000	10,000
Caterpillar Financial Services, VR, 5.37%, 7/27/07	32,000	32,002
Dexia Credit, VR, 5.475%, 5/15/07	4,500	4,501
Eli Lilly, VR, 5.31%, 4/1/08	11,331	11,331
General Electric Capital, VR, 5.443%, 3/9/07	6,469	6,469
General Electric Capital, VR, 5.445%, 7/9/07	15,000	15,000
General Electric Capital, VR, 5.445%, 10/17/07	5,000	5,000
Goldman Sachs, VR, 5.37%, 3/3/08	57,000	57,000
HBOS Treasury Services, VR, 5.29%, 3/7/08	50,000	50,000
HBOS Treasury Services, VR, 5.31%, 3/7/08 (1)	11,000	11,000
HBOS Treasury Services, VR, 5.46%, 4/4/07	11,740	11,742
HSBC Finance, VR, 5.409%, 6/1/07	10,000	10,001
ING Verzekering N.V., VR, 5.29%, 3/4/08	50,000	50,000
Intesa Bank Ireland, VR, 5.32%, 3/25/08	43,000	43,000
Irish Life & Permanent, VR, 5.34%, 3/20/08 (1)	4,000	4,000
Irish Life & Permanent, VR, 5.34%, 3/20/08 (1)	56,000	56,000
Jackson National Life, VR, 5.43%, 4/20/07	21,800	21,803
JPMorgan Chase, VR, 5.29%, 4/2/08	34,000	34,000
K2 USA, VR, 5.28%, 3/26/07 (1)	8,000	8,000
K2 USA, VR, 5.28%, 5/25/07	24,000	23,999
K2 USA, VR, 5.28%, 6/15/07 (1)	20,000	19,999
K2 USA, VR, 5.28%, 7/25/07	16,000	15,999
K2 USA, VR, 5.315%, 6/8/07 (1)	48,000	48,003
Kommunalkredit Austria, VR, 5.32%, 3/7/08 (1)	53,750	53,750
Lehman Brothers Holdings, VR, 5.33%, 6/26/07	45,000	45,000
Lehman Brothers Holdings, VR, 5.37%, 5/31/07	3,500	3,501
Lehman Brothers Holdings, VR, 5.385%, 7/19/07	7,500	7,503
Links Finance, VR, 5.28%, 5/21/07	48,000	47,999
MBNA Europe Funding, VR, 5.45%, 9/7/07 (1)	22,100	22,113
Merrill Lynch, VR, 5.29%, 7/27/07	21,000	21,000
Merrill Lynch, VR, 5.36%, 6/15/07	2,400	2,401
Merrill Lynch, VR, 5.39%, 6/15/07	9,600	9,601
Merrill Lynch, VR, 5.39%, 8/24/07	10,000	10,002
Merrill Lynch, VR, 5.46%, 4/26/07	3,900	3,901
Merrill Lynch, VR, 5.485%, 10/19/07	7,000	7,007
Merrill Lynch, VR, 5.49%, 3/19/07	7,600	7,601
MetLife Global Funding, VR, 5.34%, 11/9/07 (1)	23,500	23,508
MetLife Global Funding, VR, 5.43%, 10/5/07 (1)	6,000	6,004
Morgan Stanley, VR, 5.485%, 7/27/07	32,000	32,017
National Australia Bank, VR, 5.31%, 3/7/08 (1)	11,500	11,501
National Australia Bank, VR, 5.37%, 7/16/07	36,000	36,007
National Rural Utilities Cooperative Financing
VR, 5.31%, 2/29/08	34,000	34,000
Nationwide Building Society, VR, 5.37%, 1/7/08 (1)	2,000	2,001
Nationwide Building Society, VR, 5.37%, 1/7/08 (1)	35,000	35,000
Nationwide Life Global Funding, VR, 5.31%, 3/27/08 (1)	60,000	60,000
PRICOA Global Funding I, VR, 5.31%, 3/27/08 (1)	58,750	58,750
Santander, VR, 5.375%, 9/21/07 (1)	38,000	38,009
Sigma Finance, VR, 5.32%, 4/20/07	12,000	12,000
Sigma Finance, VR, 5.35%, 10/5/07	74,000	74,008
SLM Corporation, VR, 5.32%, 3/12/08 (1)	55,000	55,000
Svenska Handelsbanken, VR, 5.29%, 3/20/08	39,000	39,000
Westpac Banking, VR, 5.30%, 3/6/08 (1)	17,000	17,000
Westpac Banking, VR, 5.46%, 10/1/07	30,000	30,022
Whistlejacket Capital, VR, 5.275%, 8/28/07 (1)	21,500	21,498
Whistlejacket Capital, VR, 5.278%, 8/28/07	9,000	8,999
Whistlejacket Capital, VR, 5.28%, 4/11/07 (1)	14,500	14,500
Whistlejacket Capital, VR, 5.315%, 10/19/07	32,000	31,997
Whistlejacket Capital, VR, 5.315%, 11/15/07 (1)	50,000	49,995
World Savings Bank, F.S.B., VR, 5.429%, 6/1/07	17,300	17,303
Total Medium-Term Notes (Cost $1,937,102)		1,937,102
MUNICIPAL SECURITIES 4.7%
Baltimore, Parking, VRDN, 5.30%, 7/1/32 (6)	19,900	19,900
Catholic Health Initiatives, TECP, 5.36%, 3/15/07	28,080	28,080
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/34	15,325	15,325
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 4/1/36	20,375	20,375
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.36%, 10/1/36	12,865	12,865
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/33	12,200	12,200
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/33	9,870	9,870
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/34	16,230	16,230
Colorado Housing Fin. Auth., Single Family
VRDN, 5.36%, 11/1/36	8,500	8,500
Florida Hurricane Catastrophe Fund, TECP, VR, 5.33%, 3/14/08	50,000	50,000
Florida Hurricane Catastrophe Fund, TECP, VR, 5.33%, 3/14/08	3,000	3,000
Gaithersburg, Asbury Obligated Group, VRDN, 5.35%, 1/1/36	13,700	13,700
Mississippi, Nissan, GO, VRDN, 5.32%, 11/1/28	58,000	58,000
New York State Power Auth., 5.26%, 3/6/07	24,549	24,531
New York State Power Auth., 5.26%, 3/7/07	8,709	8,701
New York State Power Auth., 5.26%, 3/13/07	13,779	13,755
New York State Power Auth., 5.26%, 5/3/07	6,660	6,599
Southern UTE Indian Tribe, VRDN, 5.39%, 1/1/27	21,700	21,700
Texas PFA, Unemployment Obligation Trust
VRDN, 5.37%, 12/15/09	25,000	25,000
Univ. of Texas Board of Regents, TECP, 5.31%, 3/13/07	9,932	9,932
Univ. of Washington, TECP, 5.40%, 4/2/07	27,000	27,000
Virginia Housing Dev. Auth., Single Family
VRDN, 5.36%, 1/1/46	58,000	58,000
Wisconsin Housing and Economic Dev., Multi-Family
VRDN, 5.32%, 11/1/30	45,000	45,000
Total Municipal Securities (Cost $508,263)		508,263

U.S. GOVERNMENT AGENCY OBLIGATIONS 0.4% (7)
Federal Home Loan Bank, 5.41%, 1/3/08	48,000	48,000
Total U.S. Government Agency Obligations (Cost $48,000)		48,000
Total Investments in Securities
99.5% of Net Assets (Cost $10,768,639)		$10,768,639

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,023,243 and represents 18.7% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks.
(4)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
(5)	Restricted security
(6)	Insured by Financial Guaranty Insurance Company
(7)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors" , total value of such securities at period-end amounts to $3,703,390 and represents 34.2% of net assets
GO	General Obligation
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

(5) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $150,000 and represents 1.4% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Genworth Life Insurance, VR, 5.41%, 1/14/08	1/12/06	$ 50,000
ING USA Annuity & Life Insurance, 5.37%, 3/2/07	2/22/05	20,000
ING USA Annuity & Life Insurance, 5.37%, 3/22/07	2/9/05	40,000
Transamerica Occidential Life Insurance, VR, 5.47%, 4/1/08	11/1/04	40,000
Totals		$ 150,000

The fund has registration rights for certain restricted securities held as of February 28, 2007.
Any costs related to such registration are borne by the issuer.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

REPURCHASE AGREEMENTS - 95.9%
Credit Suisse First Boston, Tri-Party, Dated 2/28/07, 5.26%
Delivery Value of $250,036 on 3/1/07	250,000	250,000
Deutsche Bank, Tri-Party, Dated 2/28/07, 5.27%
Delivery Value of $250,036 on 3/1/07	250,000	250,000
Goldman Sachs, Tri-Party, Dated 2/28/07, 5.28%
Delivery Value of $250,036 on 3/1/07	250,000	250,000
Merrill Lynch, Tri-Party, Dated 2/28/07, 5.26%
Delivery Value of $250,036 on 3/1/07	250,000	250,000
Wachovia Securities, Tri-Party, Dated 2/28/07, 5.25%
Delivery Value of $46,676 on 3/1/07	46,669	46,669
Total Repurchase Agreements (Cost $1,046,669)		1,046,669

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bill, 4.973%, 4/26/07	15,000	14,884
U.S. Treasury Notes, 3.125%, 5/15/07	10,000	9,961
U.S. Treasury Notes, 3.875%, 7/31/07	15,000	14,924
Total U.S. Treasury Obligations (Cost $39,769)		39,769

Total Investments in Securities
99.6% of Net Assets (Cost $1,086,438)		$ 1,086,438

†	Denominated in U.S. dollars unless otherwise noted
¤	Collateralized by U.S. government securities valued at $1,067,609 at
February 28, 2007 See Note 2

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Reserve Investment Funds, Inc.
Unaudited	February 28, 2007
Notes to Portfolio of Investments

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds Board of Directors.

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement In September 2006, the Financial Accounting Standards Board released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the funds fiscal years beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the funds net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with each fund's investment objective, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program and risk factors of each fund are described more fully in the funds' prospectus and Statement of Additional Information.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $10,768,639,000 and $1,086,438,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007